PAPP AMERICA-PACIFIC RIM FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 2000
                                  (UNAUDITED)


                                                                            Number        Market
                              Common Stocks                                of Shares      Value
-------------------------------------------------------------------       -----------    ---------


Financial Services (14.2%)
   American International Group
      (Major international insurance holding company)                        11,000    $ 1,052,563
   General Electric Company
      (Diversified financial and industrial company)                         11,500        663,406
   State Street Corporation
      (Provider of U.S. and global securities custodial services)             7,000        910,000
                                                                                       ------------
                                                                                         2,625,969
                                                                                       ------------
Industrial Services (12.1%)
   Expeditors International of Washington, Inc.
      (International air freight forwarding)                                 23,200      1,045,450
   G & K Services, Inc. Class A
      (Uniform rental service)                                               11,500        322,719
   Interpublic Group of Companies, Inc.
      (Worldwide advertising agencies)                                       25,500        868,594
                                                                                       ------------
                                                                                         2,236,763
                                                                                       ------------
Pharmaceutical (10.7%)
   Eli Lilly & Company
      (Prescription pharmaceuticals)                                         12,000        973,500
   Pfizer, Inc.
      (Prescription pharmaceuticals)                                         22,500      1,011,094
                                                                                       ------------
                                                                                         1,984,594
                                                                                       ------------
Electronic Equipment (10.1%)
   American Power Conversion *
      (Leading producer of uninterruptible power supply products)            33,000        633,187
    Molex, Inc.
      (Supplier of interconnection products)                                 30,000      1,243,125
                                                                                       ------------
                                                                                         1,876,312
                                                                                       ------------
Computer Equipment (9.6%)
   Hewlett-Packard Company
      (Manufacturer of printers, computers, and supplies)                     7,200        698,400
   Intel Corporation
      (Manufacturer of microprocessors, microcontrollers,
      and memory chips)                                                      16,000        666,000
   International Business Machines Corporation
      (Global provider of information technology, hardware,
      software, and services)                                                 3,500        393,750
                                                                                       ------------
                                                                                         1,758,150
                                                                                       ------------
Medical Products (8.5%)
   Medtronic, Inc.
      (Manufacturer of implantable biomedical devices)                       18,000        932,625
   Stryker Corporation
      (Developer and manufacturer of surgical and medical devices)           15,000        644,063
                                                                                       ------------
                                                                                         1,576,688
                                                                                       ------------

* Non-income producing security



                      PAPP AMERICA-PACIFIC RIM FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 2000
                                  (UNAUDITED)


                                                                            Number        Market
                              Common Stocks                                of Shares      Value
-------------------------------------------------------------------       -----------    ---------

Consumer Products (6.2%)
    Clorox Company
      (Manufacturer of bleach and other consumer products)                   29,000    $ 1,147,312
                                                                                       ------------

Instruments & Testing (6.2%)
   Agilent Technologies, Inc.*
      (Designs and manufactures test and measurement systems for the
      electronics and healthcare industries)                                  9,546        467,157
   National Instruments Corporation *
      (Supplier of computer based instrumentation products)                  15,000        661,875
                                                                                       ------------
                                                                                         1,129,032
                                                                                       ------------
Restaurants (5.4%)
    McDonald's Corporation
      (Fast food restaurants and franchising)                                33,000        996,187
                                                                                       ------------

Telecommunications (4.7%)
   L. M. Ericsson Telephone AB
      (Leading manufacturer of wireless infrastructure and handsets)         39,000        577,687
   Nokia Corporation
      (Leading manufacturer of wireless handsets)                             7,500        298,594
                                                                                       ------------
                                                                                           876,281
                                                                                       ------------
Investment Management (4.1%)
    T. Rowe Price Associates, Inc.
       (No-load mutual fund company)                                         16,000        751,000
                                                                                       ------------

Semiconductor Equipment (3.8%)
   Applied Materials, Inc.*
      (Leading developer, manufacturer, and marketer of semiconductor
      manufacturing systems)                                                 12,000        711,750
                                                                                       ------------

Software (3.6%)
    Microsoft Corporation*
       (Personal computer software)                                          11,000        662,750
                                                                                       ------------


Total Common Stocks - 98.9%                                                             18,332,788
Cash and Other Assets, Less Liabilities -  1.1%                                            199,720
                                                                                       ------------
Net Assets - 100.0%                                                                    $18,532,508
                                                                                       ============

Net Asset Value Per Share
(Based on 967,710 shares outstanding at September 30, 2000)                            $     19.15
                                                                                       ============

* Non-income producing security

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